Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Millennial	Share Capital	Share Capital Millennial	Share Capital Arena Minerals	Contributed Surplus	Accumulated Other Comprehensive Income/ (Loss)	Deficit
Beginning balance at Dec. 31, 2021	$ 536,315		$ 689,993			$ 28,463	$ (3,487)	$ (178,654)
Beginning balance, Shares at Dec. 31, 2021			120,831
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	1,920		$ 5,680			(3,760)
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares			1,005
Shares issued pursuant to the acquisition, Value (Note 7)		$ 333,812		$ 333,812
Shares issued pursuant to the acquisition, Shares (Note 7)				13,199
Equity compensation (Note 13)	3,530					3,530
RSUs issued in lieu of accrued bonuses	1,374					1,374
DSUs issued in lieu of directors' fees	619					619
Net income (loss)	(93,568)							(93,568)
Ending balance at Dec. 31, 2022	784,002		$ 1,029,485			30,226	(3,487)	(272,222)
Ending balance, Shares at Dec. 31, 2022			135,035
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	172		$ 11,505			(11,333)
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares			2,186
Shares issued pursuant to the GM investment, Value (Note 11)	286,954		$ 286,954
Shares issued pursuant to the GM investment, Shares (Note 11)			15,002
Shares issued pursuant to the acquisition, Value (Note 7)	163,203				$ 163,203
Shares issued pursuant to the acquisition, Shares (Note 7)					8,456
Share issuance costs (Note 11)	(15,217)		$ (15,217)
Equity compensation (Note 13)	14,254					14,254
DSUs issued in lieu of directors' fees	628					628
Distribution of assets upon separation (Note 4)	(1,693,434)					(16,097)		(1,677,337)
Net income (loss)	1,288,369							1,288,369
Ending balance at Dec. 31, 2023	$ 828,931		$ 1,475,930			$ 17,678	$ (3,487)	$ (661,190)
Ending balance, Shares at Dec. 31, 2023			160,679